Short Term Borrowings	12 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
SHORT TERM BORROWINGS
9.	SHORT TERM BORROWINGS

Short-term borrowings consists of the following:

			December 31,	December 31,
Lender Name	Interest rate	Term	2019	2018
Shanghai Pudong Development Bank	Fixed annual rate of 5.09%	From August 30, 2018 to August 29, 2019	$-	$290,888
Shanghai Pudong Development Bank	Fixed annual rate of 5.09%	From December 21, 2018 to December 20, 2019	-	436,332
			$-	$727,220

As of December 31, 2018, the balances of bank borrowings were guaranteed by Mr. Weiguang Yang, the principal shareholder, the CEO and Chairman of the Board of the Company, and Ms. Zhihua Zhen, the spouse of Mr. Yang. Both bank borrowings were repaid on due dates.

For the years ended December 31, 2019, 2018 and 2017, the interest expenses charged for the short term bank borrowings were $30,312, $5,840 and $nil, respectively.